Trade Accounts Payable (Details) - Schedule of invoices payable - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Infrastructure
Invoices payable	S/ 506,798	S/ 454,174
Infrastructure [Member]
Infrastructure
Invoices payable	32,988	39,186
Energy [Member]
Infrastructure
Invoices payable	43,501	33,085
Engineering And Construction [Member]
Infrastructure
Invoices payable	397,646	315,775
Real Estate [Member]
Infrastructure
Invoices payable	9,769	18,056
Parent Company Operation [Member]
Infrastructure
Invoices payable	22,894	48,072
Linea 1 - Metro de Lima [Member] | Infrastructure [Member]
Infrastructure
Invoices payable	15,616	18,992
Operation and maintenance - Roads [Member] | Infrastructure [Member]
Infrastructure
Invoices payable	17,372	20,194
Cumbra Peru S.A. - Talara Refinery [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	109,930	96,051
Vial y Vives - DSD S.A. - Engineering and Construction Works [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	73,188	70,987
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	71,324	55,107
Cumbra Peru S.A. - Jorge Chavez Airport [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	55,596	1,397
Morelco S.A.S. - Engineering and Construction Works [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	22,629	17,616
Cumbra Peru S.A. - Gasoducto Piura Project [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	11,167	172
Cumbra Peru S.A. - Generating Plant Machu Picchu [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	3,832	3,488
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	3,810	10,353
Cumbra Peru S.A. - Desilting of the Chicama River [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	2,974	4,257
Cumbra Peru S.A. - Cerro del Águila Hydroelectric Power Plant [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	2,199	822
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	28	2,428
Cumbra Ingenieria S.A. - Mina Justa Project [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	14	14,190
Others [Member] | Engineering And Construction [Member]
Infrastructure
Invoices payable	S/ 40,955	S/ 38,907